FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($)	Feb. 12, 2021	Feb. 12, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liquidity Risk
Cash and cash equivalents			$ 51,537,367	$ 12,935,860	$ 5,292,833	$ 9,242,809
Gross proceeds from issue of units	$ 72,000,000
Current trade payables			1,434,357
February 2021 offering
Liquidity Risk
Gross proceeds from issue of units		$ 72,000,000
Maximum year proceeds from financing offerings meets the requirements of operations		until mid-2024
Not past due
Liquidity Risk
Current trade payables			921,956
30 - 60 days
Liquidity Risk
Current trade payables			397,400
Over 60 days
Liquidity Risk
Current trade payables			$ 115,001